Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	May 10, 2019	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Deferred underwriting commissions closing		$ 3,500,000	$ 3,500,000
IPO [Member]
Commitments and Contingencies [Line Items]
Aggregate closing amount		2,000,000
Deferred underwriting commissions closing		3,500,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commissions closing		$ 3,500,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters option day		45 days
Initial public offering to purchase (in Shares)		1,500,000
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Underwriters option day		45 days
Cash underwriting discount (in Dollars per share)		$ 0.2
Deferred underwriting commissions (in Dollars per share)		$ 0.35
Vaso Corporation and Subsidaries [Member]
Commitments and Contingencies [Line Items]
Employment agreement for annual compensation	$ 500,000	$ 350,000
Vaso Corporation and Subsidaries [Member] | Billed Revenues [Member]
Commitments and Contingencies [Line Items]
Monthly recurring charges		$ 337,000	$ 339,000